Document and Entity Information	Aug. 12, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	EASTMAN CHEMICAL CO
Amendment Flag	false
Entity Central Index Key	0000915389
Document Type	8-K
Document Period End Date	Aug. 12, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-12626
Entity Tax Identification Number	62-1539359
Entity Address, Address Line One	200 South Wilcox Drive
Entity Address, City or Town	Kingsport
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37660
City Area Code	(423)
Local Phone Number	229-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	EMN
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes Due 2026
Trading Symbol	EMN26
Security Exchange Name	NYSE